CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [member]		Parent Invested Capital [member]	Treasury shares [member]	Share compensation reserve [member]	Hedging reserve [member]	Translation reserve [member]	Merger reserve [member]	Accumulated losses [member]
Share capital, Balance at Dec. 31, 2016	$ 363,095	$ 0		$ 361,779	$ 0	$ 0	$ (225)	$ 1,541	$ 0	$ 0
Statement [Line Items]
Loss for the year	(60,812)	0		(60,812)	0	0	0	0	0	0
Other comprehensive loss for the year, net of income tax	4,599	0		157	0	0	210	4,232	0	0
Total comprehensive loss for the year	(56,213)	0		(60,655)	0	0	210	4,232	0	0
Issue of ordinary shares	15,000		[1]	15,000	0	0	0	0	0	0
Recognition of share-based payments (Note 29)	(472)	0		(472)	0	0	0	0	0	0
Dividends (Note 37)	(1,674)	0		(1,674)	0	0	0	0	0	0
Transaction with owners, recognised directly in equity	12,854		[1]	12,854	0	0	0	0	0	0
Share capital, Balance at Dec. 31, 2017	(319,736)		[1]	313,978	0	0	(15)	5,773	0	0
Statement [Line Items]
IFRS 9 and 15 adjustment (Note 2.3)	(474)			(474)		0	0	0	0	0
Adjusted balance as at 1 January 2018 (Adjusted [member]) at Dec. 31, 2017	319,262		[1]	313,504	0	0	(15)	5,773	0	0
Statement [Line Items]
Loss for the year	(20,640)	0		(13,453)	0	0	0	0	0	(7,187)
Other comprehensive loss for the year, net of income tax	(8,563)	0		0		0	(852)	(7,719)	8	0
Total comprehensive loss for the year	(29,203)	0		(13,453)	0	0	(852)	(7,719)	8	(7,187)
Recognition of share-based compensation from parent company	1,080	0		933	0	0	0	0	0	147
Issue of ordinary shares	0	320,683		(300,984)	0	0	0	(1,337)	(18,362)	0
Recognition of share-based payments (Note 29)	1,364	0		0	0	1,364	0	0	0	0
Transaction with owners, recognised directly in equity	2,444	320,683		(300,051)	0	1,364	0	(1,337)	(18,362)	147
Share capital, Balance at Dec. 31, 2018	292,503	320,683		0	0	1,364	(867)	(3,283)	(18,354)	(7,040)
Statement [Line Items]
Loss for the year	(43,487)	0		0	0	0	0	0	0	(43,487)
Other comprehensive loss for the year, net of income tax	1,759	0		0	0	0	1,040	761	0	(42)
Total comprehensive loss for the year	(41,728)	0		0	0	0	1,040	761	0	(43,529)
Recognition of share-based payments (Note 29)	3,156	0		0	0	3,156	0	0	0	0
Acquisition of treasury shares (Note 29)	(1,993)	0		0	(1,993)	0	0	0	0	0
Transaction with owners, recognised directly in equity	1,163	0		0	(1,993)	3,156	0	0	0	0
Share capital, Balance at Dec. 31, 2019	$ 251,938	$ 320,683		$ 0	$ (1,993)	$ 4,520	$ 173	$ (2,522)	$ (18,354)	$ (50,569)

[1]	Amount is less than US$1,000.